Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations	¥ 135,735	¥ 206,827	¥ 146,869
Other comprehensive income (loss) (note 15)	(20,770)	(4,708)	27,708
Income Tax Expense (Benefit), Intraperiod Tax Allocation, Total	¥ 114,965	¥ 202,119	¥ 174,577